Document and Entity Information	May 08, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 08, 2025
Entity Registrant Name	STARZ ENTERTAINMENT CORP /CN/
Entity Incorporation State Country Code	A1
Entity File Number	1-14880
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	250 Howe Street
Entity Address Address Line 2	20th Floor
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3R8
City Area Code	310
Local Phone Number	255-3651
Entity Information Former Legal Or Registered Name	Lions Gate Entertainment Corp.
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value per share
Trading Symbol	STRZ
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--03-31
Entity Central Index Key	0000929351
Amendment Flag	false
Other Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	1647 Stewart Street
Entity Address City Or Town	Santa Monica
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90404